Share Based Compensation - Summary of Restricted Stock Option Activities (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares Outstanding, Beginning Balance	30,000
Number of shares, granted	3,363,334
Number of shares, vested	(2,520,001)
Number of shares Outstanding, Ending Balance	873,333	30,000
Weighted average grant date fair value, Outstanding	¥ 20.53
Weighted average grant date fair value, Granted	11.65		¥ 22.98
Weighted average grant date fair value, Vested	11.93
Weighted average grant date fair value, Outstanding	¥ 12.17	¥ 20.53
Weighted average remaining contractual life, Outstanding	2 months 1 day	1 year 9 months 7 days